UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117


Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

/s/ Lance Wayne Hollingsworth         Memphis, TN         July 16, 2012
-----------------------------         -----------         -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           69
                                         -----------

Form 13F Information Table Value Total:  $    93,153
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
3M CO                           COM             88579Y101         206       2,303 SH       SOLE                  2,303
ABBOTT LABS                     COM             002824100         336       5,208 SH       SOLE                  2,143         3,065
ALLIANCEBERNSTEIN HOLDING LP    UNIT LTD PARTN  01881G106         171      13,450 SH       SOLE                  5,450         8,000
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105         276      10,600 SH       SOLE                 10,600
APPLE INC.                      COM             037833100         591       1,012 SH       SOLE                    947            65
AT&T INC                        COM             00206R102       1,087      30,471 SH       SOLE                 28,196         2,275
AUTOZONE INC.                   COM             053332102         657       1,790 SH       SOLE                  1,540           250
BERKSHIRE HATHAWAY INC DEL      CL A            084670108         500         400 SH       SOLE                    400
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702       2,114      25,369 SH       SOLE                 21,719         3,650
BRISTOL MYERS SQUIBB CO         COM             110122108         341       9,494 SH       SOLE                  7,681         1,813
SCHWAB CHARLES CORP NEW         COM             808513105         179      13,865 SH       SOLE                  7,265         6,600
CHEVRON CORP NEW                COM             166764100         562       5,329 SH       SOLE                  4,563           766
COCA COLA CO                    COM             191216100         711       9,094 SH       SOLE                  7,629         1,465
CONOCOPHILLIPS                  COM             20825C104         256       4,590 SH       SOLE                  1,980         2,610
DIRECTV                         COM CL A        25490A101         288       5,897 SH       SOLE                  5,897
SPDR DOW JONES INDL AVRG ETF    UT SER 1        78467X109       7,851      61,123 SH       SOLE                 56,602         4,521
ENTERPRISE PRODS PARTNERS L     COM             293792107         641      12,506 SH       SOLE                  3,891         8,615
EXXON MOBIL CORP                COM             30231G102       2,081      24,318 SH       SOLE                 17,937         6,381
FEDEX CORP                      COM             31428X106         617       6,735 SH       SOLE                  5,660         1,075
FIRST HORIZON NATL CORP         COM             320517105         883     102,044 SH       SOLE                 93,775         8,269
GTX INC DEL                     COM             40052B108          51      14,461 SH       SOLE                 14,461
GENERAL ELECTRIC CO             COM             369604103         801      38,433 SH       SOLE                 37,473           960
GENESIS ENERGY L P              UNIT LTD PARTN  371927104         578      19,900 SH       SOLE                 16,800         3,100
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2013  18383M449         673      26,196 SH       SOLE                 23,228         2,968
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2014  18383M431         384      14,739 SH       SOLE                 11,374         3,365
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2015  18383M423         311      12,044 SH       SOLE                 11,446           598
ISHARES TR                      S&P 500 VALUE   464287408         373       5,984 SH       SOLE                  5,984
ISHARES TR                      S&P MC 400 GRW  464287606         320       3,024 SH       SOLE                  3,024
ISHARES TR                      S&P SMLCAP 600  464287804         294       4,015 SH       SOLE                  4,015
INTERNATIONAL BUSINESS MACHS    COM             459200101       1,600       8,183 SH       SOLE                  8,183
IDEXX LABS INC                  COM             45168D104         481       5,000 SH       SOLE                  5,000
ISHARES TR                      LRGE GRW INDX   464287119         333       4,517 SH       SOLE                  4,517
ISHARES TR                      LARGE VAL INDX  464288109         277       4,500 SH       SOLE                  4,500
ISHARES TR                      MID CORE INDEX  464288208         529       5,775 SH       SOLE                  5,663           112
ISHARES TR                      MID GRWTH INDX  464288307       8,248      81,651 SH       SOLE                 74,342         7,309
ISHARES TR                      MID VAL INDEX   464288406         211       2,787 SH       SOLE                  1,951           836
ISHARES TR                      MSCI EAFE INDEX 464287465         334       6,690 SH       SOLE                  6,690
ISHARES TR                      S&P 500 INDEX   464287200       1,342       9,811 SH       SOLE                  9,586           225
JOHNSON & JOHNSON               COM             478160104         750      11,109 SH       SOLE                 10,044         1,065
KRAFT FOODS INC                 CL A            50075N104         290       7,508 SH       SOLE                  6,608           900
MICROSOFT CORP                  COM             594918104         334      10,920 SH       SOLE                 10,420           500
MID-AMER APT CMNTYS INC         COM             59522J103         709      10,386 SH       SOLE                  8,386         2,000
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104         356       5,555 SH       SOLE                  4,462         1,093
NUSTAR ENERGY LP                UNIT COM        67058H102         247       4,575 SH       SOLE                  1,575         3,000
NUVEEN REAL ESTATE INCOME FD    COM             67071B108         144      13,300 SH       SOLE                      0        13,300
PPG INDS INC                    COM             693506107         502       4,728 SH       SOLE                  4,728
PEPSICO INC                     COM             713448108         250       3,536 SH       SOLE                  3,476            60
PFIZER INC                      COM             717081103         511      22,223 SH       SOLE                 17,073         5,150
PHILIP MORRIS INTL INC          COM             718172109         445       5,097 SH       SOLE                  5,097
PIMCO ETF TR                    ENHAN SHRT MAT  72201R833      13,861     137,115 SH       SOLE                121,173        15,942
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN  726503105         237       2,930 SH       SOLE                  1,630         1,300
PLUM CREEK TIMBER CO INC        COM             729251108         208       5,250 SH       SOLE                  2,250         3,000
PROCTER & GAMBLE CO             COM             742718109       1,842      30,075 SH       SOLE                 28,875         1,200
PUBLIC STORAGE                  COM             74460D109         248       1,720 SH       SOLE                  1,720
ROYAL BK CDA MONTREAL QUE       COM             780087102         320       6,246 SH       SOLE                  6,246
RYDEX ETF TRUST                 TOP 50 ETF      78355W205         385       3,833 SH       SOLE                  1,917         1,916
SCHWAB STRATEGIC TR             US LRG CAP ETF  808524201         431      13,345 SH       SOLE                 13,345
SCHWAB STRATEGIC TR             US SML CAP ETF  808524607         318       8,949 SH       SOLE                  8,949
SCHWAB STRATEGIC TR             US DIVIDEND EQ  808524797      13,193     475,263 SH       SOLE                431,944        43,319
SCHWAB STRATEGIC TR             US LCAP GR ETF  808524300       8,466     259,788 SH       SOLE                237,352        22,436
SCHWAB STRATEGIC TR             US LCAP VA ETF  808524409       8,175     268,753 SH       SOLE                245,586        23,167
SPDR SERIES TRUST               S&P DIVID ETF   78464A763         536       9,635 SH       SOLE                  7,160         2,475
SUNTRUST BKS INC                COM             867914103         253      10,438 SH       SOLE                  6,938         3,500
VANGUARD BD INDEX FD INC        SHORT TRM BOND  921937827         370       4,556 SH       SOLE                  4,556
VANGUARD WORLD FDS              CONSUM STP ETF  92204A207         298       3,374 SH       SOLE                  3,200           174
VANGUARD SCOTTSDALE FDS         SHRT-TERM CORP  92206C409         926      11,700 SH       SOLE                  6,360         5,340
VERIZON COMMUNICATIONS INC      COM             92343V104         318       7,158 SH       SOLE                  6,233           925
WALGREEN CO                     COM             931422109         257       8,682 SH       SOLE                  7,410         1,272
WAL MART STORES INC             COM             931142103         482       6,917 SH       SOLE                  5,717         1,200